Schedule of Investments
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.94%
Brazil–0.20%
StoneCo Ltd., Class A(a)	368,561	$4,312,164
China–3.76%
JD.com, Inc., ADR(a)	1,260,501	72,945,193
Meituan, B Shares(a)(b)	486,300	9,582,842
		82,528,035
Denmark–2.20%
Ambu A/S, Class B	227,545	3,341,701
Novo Nordisk A/S, Class B	405,195	44,873,999
		48,215,700
France–11.98%
Airbus SE(a)	611,887	73,960,944
Dassault Systemes SE	174,363	8,591,731
Kering S.A.	94,664	59,799,049
LVMH Moet Hennessy Louis Vuitton SE	169,157	120,451,541
		262,803,265
Germany–2.10%
SAP SE	412,984	46,082,121
India–4.55%
DLF Ltd.	13,757,880	68,531,875
ICICI Bank Ltd., ADR	1,654,566	31,337,480
		99,869,355
Italy–0.40%
Brunello Cucinelli S.p.A.(a)	151,182	8,824,524
Japan–10.54%
FANUC Corp.	25,600	4,501,976
Keyence Corp.	128,344	59,670,711
Murata Manufacturing Co. Ltd.	846,700	55,971,677
Nidec Corp.	721,300	57,145,541
Omron Corp.	419,100	27,942,541
TDK Corp.	720,200	26,003,486
		231,235,932
Netherlands–0.87%
ASML Holding N.V.	28,548	19,041,498
Sweden–3.39%
Assa Abloy AB, Class B	1,251,819	33,753,441
Atlas Copco AB, Class A	781,985	40,583,848
		74,337,289
Switzerland–0.91%
Lonza Group AG	20,694	14,992,457
Zur Rose Group AG(a)	33,798	4,941,562
		19,934,019
United Kingdom–0.49%
Farfetch Ltd., Class A(a)	718,131	10,858,141
United States–57.55%
Adobe, Inc.(a)	198,153	90,282,470
Shares		Value
United States–(continued)
Agilent Technologies, Inc.	251,939	$33,339,088
Alphabet, Inc., Class A(a)	94,686	263,354,906
Amazon.com, Inc.(a)	7,175	23,390,141
Analog Devices, Inc.	513,223	84,774,175
Avantor, Inc.(a)	1,027,072	34,735,575
Boston Scientific Corp.(a)	299,058	13,245,279
Castle Biosciences, Inc.(a)	79,552	3,568,703
Charles River Laboratories International, Inc.(a)	36,857	10,466,282
Danaher Corp.	31,283	9,176,242
Datadog, Inc., Class A(a)	27,267	4,130,132
Dun & Bradstreet Holdings, Inc.(a)	196,146	3,436,478
Ecolab, Inc.	17,648	3,115,931
Equifax, Inc.	204,909	48,583,924
Fidelity National Information Services, Inc.	102,988	10,342,055
IDEXX Laboratories, Inc.(a)	12,497	6,836,609
Illumina, Inc.(a)	53,961	18,853,973
Intuit, Inc.	265,896	127,853,433
Intuitive Surgical, Inc.(a)	43,364	13,082,051
IQVIA Holdings, Inc.(a)	74,875	17,311,849
Lam Research Corp.	4,042	2,173,020
Marriott International, Inc., Class A(a)	50,897	8,945,148
Marvell Technology, Inc.	473,515	33,955,761
Meta Platforms, Inc., Class A(a)	400,938	89,152,574
Microsoft Corp.	95,655	29,491,393
NVIDIA Corp.	49,886	13,611,894
Omnicell, Inc.(a)	66,651	8,630,638
Phathom Pharmaceuticals, Inc.(a)	219,681	2,989,858
Qualtrics International, Inc., Class A(a)	306,790	8,758,854
S&P Global, Inc.	297,162	121,889,909
Splunk, Inc.(a)	102,541	15,238,618
United Parcel Service, Inc., Class B	284,639	61,043,680
Veracyte, Inc.(a)	324,117	8,935,906
Visa, Inc., Class A	150,524	33,381,707
Walt Disney Co. (The)(a)	33,086	4,538,076
		1,262,616,332
Total Common Stocks & Other Equity Interests (Cost $786,336,666)		2,170,658,375
Money Market Funds–0.58%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(c)(d)	4,452,275	4,452,275
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(c)(d)	3,185,714	3,184,758
Invesco Treasury Portfolio, Institutional Class, 0.16%(c)(d)	5,088,314	5,088,314
Total Money Market Funds (Cost $12,725,347)		12,725,347
TOTAL INVESTMENTS IN SECURITIES—99.52% (Cost $799,062,013)		2,183,383,722
OTHER ASSETS LESS LIABILITIES–0.48%		10,498,243
NET ASSETS–100.00%		$2,193,881,965

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2022 represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,237,805	$17,478,130	$(18,263,660)	$-	$-	$4,452,275	$75
Invesco Liquid Assets Portfolio, Institutional Class	4,386,090	12,484,379	(13,684,934)	-	(777)	3,184,758	231
Invesco Treasury Portfolio, Institutional Class	5,986,062	19,975,006	(20,872,754)	-	-	5,088,314	262
Total	$15,609,957	$49,937,515	$(52,821,348)	$-	$(777)	$12,725,347	$568

(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$4,312,164	$—	$—	$4,312,164
China	72,945,193	9,582,842	—	82,528,035
Denmark	—	48,215,700	—	48,215,700
France	—	262,803,265	—	262,803,265
Germany	—	46,082,121	—	46,082,121
India	31,337,480	68,531,875	—	99,869,355
Italy	—	8,824,524	—	8,824,524
Japan	—	231,235,932	—	231,235,932
Netherlands	—	19,041,498	—	19,041,498
Sweden	—	74,337,289	—	74,337,289
Switzerland	—	19,934,019	—	19,934,019
United Kingdom	10,858,141	—	—	10,858,141
United States	1,262,616,332	—	—	1,262,616,332
Money Market Funds	12,725,347	—	—	12,725,347
Total Investments	$1,394,794,657	$788,589,065	$—	$2,183,383,722
Invesco V.I. Global Fund